Selling Expenses - Summary Of Selling Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of selling expenses [line items]
Advertising	€ 12,687	€ 15,407
Rent	17,218	16,707
Depreciation and amortization	10,003	11,362
Total	114,997	118,254	[1]
Selling expenses [member]
Disclosure of selling expenses [line items]
Shipping and handling costs	40,765	40,952
Salaries	24,772	26,210
Advertising	12,687	15,407
Rent	12,553	11,946
Commissions	10,225	9,512
Utilities	2,394	2,301
Fairs	2,308	2,896
Depreciation and amortization	2,274	2,124
Samples	995	1,295
Promotion	920	1,252
Consultancy	630	1,020
Credit insurance cost	579	563
Other commercial insurance cost	532	496
Other	3,363	2,280
Total	€ 114,997	€ 118,254

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.